MONARCH FUNDS


                                               PROSPECTUS

                                               September 1, 2000





                                               SERVICE SHARES
Three money market funds that each
seek to provide high current income            TREASURY CASH FUND
to the extent  consistent with the             GOVERNMENT  CASH  FUND
preservation  of  capital  and the             CASH  FUND
maintenance of liquidity.




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                                TABLE OF CONTENTS

Summary..........................2      Your Account...........................6
Performance......................4      Other Information.....................10
Fee Tables.......................5      Financial Highlights..................11
Management.......................5      For More Information..................12

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THE SECURITIES  AND EXCHANGE
COMMISSION HAS NOT APPROVED OR
DISAPPROVED  THE FUNDS' SHARES
OR DETERMINED  WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE.
ANY  REPRESENTATION  TO THE
CONTRARY IS A CRIMINAL OFFENSE.

SERVICE SHARES ARE DESIGNED TO
REPLICATE A STANDARD CHECKING
ACCOUNT OR TO BE USED AS PART
OF A DAILY  SWEEP  PRODUCT.
SERVICE  SHARES  INCLUDE
CERTAIN  EXPENSES THAT MAKE
THEM INAPPROPRIATE  FOR YOU IF
YOU DO  NOT INTEND TO USE YOUR
ACCOUNT IN EITHER OF THESE WAYS.
AN INVESTMENT IN A FUND IS NOT
A DEPOSIT OF A BANK AND IS NOT
INSURED OR  GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE
CORPORATION  OR ANY  OTHER
GOVERNMENT AGENCY.


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SUMMARY

DEFINITIONS                        This  Prospectus  offers  Service Shares of three money market funds -- Treasury
                                   Cash Fund, Government Cash Fund and Cash Fund (the "Funds"). Service Shares have
Money Market Security              a $1,000 minimum initial investment.
means a high credit
quality, short-term,               INVESTMENT OBJECTIVES
U.S. dollar denominated
debt security.                     The  investment  objective of each Fund is to provide high current income to the extent  consistent  with the  preservation  of capital  and the  maintenance  of
Treasury Security means            liquidity.
a security that is issued
or guaranteed by the U.S.          PRINCIPAL INVESTMENT STRATEGIES
Treasury.
                                   Each Fund invests in a diversified  portfolio of Money Market  Securities and:
Government Security means               o    Seeks to maintain a stable net asset value of $1.00 per share
a security that is issued               o    Invests in securities with remaining maturities of 397 days or less
or guaranteed by the U.S.               o    Maintains a dollar weighted  average maturity of its investments of 90
Government, its agencies                     days or less
or instrumentalities.
                                   Each Fund  invests  substantially  all of its assets in another  mutual  fund (a
Repurchase Agreement means         "Portfolio"),  which has the same investment objective and substantially similar
a transaction in which             investment policies.  The Portfolios in which the Funds invest and their primary
securities are purchased and       investments are:
simultaneously  committed
to be resold to the other                    FUND/PORTFOLIO                             PRIMARY INVESTMENTS
party at an agreed-upon date       Treasury Cash Fund/                 Treasury Securities and Repurchase Agreements
and at a price reflecting a        Treasury Cash Portfolio             by Treasury Securities
market rate of interest.           Government Cash Fund/               Government Securities and Repurchase
                                   Government Cash Portfolio           Agreements backed by Government Securities
                                   Cash Fund/                          A broad spectrum of Money Market Securities
                                   Cash Portfolio                      including:
                                                                       o    Securities issued by financial
                                                                            institutions, such as certificates of
                                                                            deposits bankers' acceptances and time
                                                                            deposits
                                                                       o    Securities issued by domestic companies,
                                                                            such as commercial paper
                                                                       o    Government Securities
                                                                       o    Repurchase Agreements

                                   The investment adviser for each Portfolio (the "Adviser")  continuously monitors economic  factors such as interest rate  outlooks and technical  factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity  profile for the  Portfolio's  investments.  The Adviser  searches  for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

                                   The Adviser may sell a security if:
                                        o    Revised  economic  forecasts  or  interest  rate  outlook  requires  a repositioning of the Portfolio
                                        o    The  security  subsequently  fails  to meet the  Adviser's  investment criteria
                                        o    Funds are needed for another purpose


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PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program. The principal risks of investing in a Fund are described below. These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

You should not invest in the Funds unless you intend to use the checkwriting privileges or your Fund account is used as part of a daily sweep product.

INTEREST RATE RISK Interest rates affect the value of the Portfolios' investments. Increases in interest rates may cause a decline in value. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.







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PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Service Shares by showing changes in performance from year to year and investment returns. Because Service Shares have operated less than a year, the information provided below is for Cash Fund and Treasury Cash Fund's Investor Shares and Government Cash Fund's Institutional Shares, which are not offered in this prospectus. Service Shares will invest in the same Portfolio as these other classes but, the returns for Service Shares will be lower than those of the other classes because of the higher expenses of Service Shares. To obtain current yield information, call toll-free (800) 754-8757. Performance information presented here represents only past performance and does not necessarily indicate future results.

The following charts show the annual total returns for each full calendar year that the Funds have operated.

TREASURY CASH FUND (INVESTOR SHARES)

[EDGAR Representation of Bar Chart]

Year Ended 12/31

1996      4.60%
1997      4.65%
1998      4.57%
1999      4.17%

Best Quarter:        1.18% (quarter ended 12/31/97)

Worst Quarter:       0.95% (quarter ended 3/31/99)

The calendar year-to-date total return as of June 30, 2000 was 2.55%.

GOVERNMENT CASH FUND (INSTITUTIONAL SHARES)

[EDGAR Representation of Bar Chart]

Year Ended 12/31

1994      4.01%
1995      5.65%
1996      5.03%
1997      5.15%
1998      5.08%
1999      4.65%

Best Quarter:        1.42% (quarter ended 6/30/95)

Worst Quarter:       0.71% (quarter ended 3/31/94)

The calendar year-to-date total return as of June 30, 2000 was 2.77%.

CASH FUND (INVESTOR SHARES)

[EDGAR Representation of Bar Chart]

Year Ended 12/31

1996      4.78%
1997      4.90%
1998      4.87%
1999      4.49%

Best Quarter:        1.24% (quarter ended 12/31/97)

Worst Quarter:       1.03% (quarter ended 6/30/99)

The calendar year-to-date total return as of June 30, 2000 was 2.67%.

The following table lists the average annual total return as of December 31, 1999.

                         ONE YEAR       FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
TREASURY CASH FUND         4.17%            N/A             4.52%             10/25/95
GOVERNMENT CASH FUND       4.65%           5.11%            4.78%             7/15/93
CASH FUND                  4.49%            N/A             4.83%             6/16/95




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                                                                   MONARCH FUNDS
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FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Service Shares. Expenses are estimated for the fiscal year ending August 31, 2001. Expenses are stated as a percentage of average net assets. There are no charges for purchasing or redeeming Fund shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)
                                           TREASURY        GOVERNMENT       CASH
                                          CASH FUND        CASH FUND        FUND
Management Fees(2)                          0.18%            0.18%         0.18%
Distribution (Rule 12b-1) Fees              0.75%            0.75%         0.75%
Other Expenses                              0.77%            0.77%         0.77%
Total Annual Fund Operating Expenses        1.70%            1.70%         1.70%

(1) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(2)  Includes all investment advisory and administration fees.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the operating expenses remain the same as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          ONE YEAR    THREE YEARS      FIVE YEARS     TEN YEARS
TREASURY CASH FUND          $173          $536            $923          $2,009
GOVERNMENT CASH FUND        $173          $536            $923          $2,009
CASH FUND                   $173          $536            $923          $2,009


MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser's primary business is fixed income investment management and, in addition to the Portfolios, advises two other money market funds and five taxable and tax-free bond funds. The Adviser is a privately-owned company controlled by John Y. Keffer, who is Chairman of the Board.

The Adviser makes investment decisions for each Portfolio. During the Funds' last fiscal year, the advisory fees paid to the Adviser for each Portfolio were 0.03% of the Portfolio's average daily net assets.

OTHER SERVICE PROVIDERS

The Forum Financial Group ("Forum") of companies provides various services to each Fund. As of June 30, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $85 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.
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Forum Fund Services, LLC, a registered  broker-dealer and member of the National
Association  of  Securities  Dealers,   Inc.,  is  the  distributor   (principal
underwriter) of each Fund's shares. The distributor acts as the representative of the Trust in connection with the offering of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares.

Each Fund has adopted a distribution or "Rule 12b-1" plan under which the Fund pays the distributor 0.75% of the average daily net assets of Service Shares for the sale and distribution of the shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.25% of the average daily net assets of Service Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers invested in Service Shares. Because Service Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for all of its expenses. Expenses of Service Shares include the Shares' own expenses as well as Trust expenses that are allocated among the Funds, their classes of shares and any other funds of the Trust. The Adviser or other service providers may voluntarily waive all or any portion of their fees and/or reimburse certain expenses. Any fee waiver or expense reimbursement increases investment performance for the period during which the waiver or reimbursement is in effect.

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may either contact the Trust or your financial intermediary for an account application or for further information regarding the Funds.

      WRITE TO US AT:                                  WIRE INVESTMENTS TO:
           Imperial Securities Corporation                  Imperial Bank
           9920 South La Cienega Boulevard                  ABA #122201444
           14th Floor                                       FOR CREDIT TO:
           Inglewood, California 90301                          Forum Shareholder Services, LLC
                                                                Account # 09075-933
      TELEPHONE US TOLL-FREE AT:                                (Name of Fund) - Service Shares
           (800) 754-8757                                       (Your Name)
                                                                (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"). Investments are not accepted or invested by a Fund during the period before the receipt of Federal Funds.

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


 ORDER MUST BE RECEIVED BY:                      PAYMENT MUST BE RECEIVED BY:
  11:00 a.m., Pacific time                         1:00 p.m., Pacific time


On days that the Bond Market Association recommends an early close of the government securities market or that those markets or the Federal Reserve Bank of San Francisco close early, the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


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WHEN AND HOW NAV IS  DETERMINED  Each Fund  calculates  its NAV as of 1:00 p.m.,
Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Portfolio values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, the check must be made payable on its face to "Monarch Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

         ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Service Shares is $1,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:             o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole             required to sign exactly as their names appear on the
proprietorship accounts.  Joint accounts have two or more            account.
owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA):                     o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a            custodial account under the UGMA or the UTMA.
child and obtain tax benefits.                                  o    The custodian must sign instructions in a manner
                                                                     indicating custodial capacity.
BUSINESS ENTITIES                                               o    Submit a Corporate/Organization Resolution form
                                                                     or similar document.
TRUSTS                                                          o    The trust must be established before an account
                                                                     can be opened.
                                                                o    Provide a certified  trust document, or the pages
                                                                     from the trust document that identifies the trustees.

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INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o    Call or write us for an account application and/or a       o    Fill out an  investment  slip from a  confirmation
     Corporate/Organization Resolution form.                         or write us a letter.
o    Complete the application.                                  o    Write your account number on your check.
o    Mail us your application and a check.                      o    Mail us the slip (or your letter) and the check.
BY WIRE                                                         BY WIRE
o    Call or write us for an account application and/or a       o    Call to notify us of your incoming wire.
     Corporate/Organization Resolution form.                    o    Instruct your bank to wire your money to us.
o    Complete the application.
o    Call us to fax the completed  application and we will
     assign you an account number.
o    Mail us your application.
o    Instruct your bank to wire your money to us.

LIMITATIONS ON PURCHASES The Funds reserve the right to refuse any purchase request, particularly requests that could adversely affect a Fund or its operations.

SELLING SHARES

Generally, the Funds will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    [Fund Name] - Service Shares
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the redemption proceeds.
o    Obtain a signature guarantee (if required).
o    Obtain other documentation (if required).
o    Mail us your request and documentation.
BY WIRE
o Wire redemptions are only available if your redemption is for $1,000 or more and you did not decline wire redemption privileges on your account application.
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o    Mail us your request (See "By Mail").
BY CHECK
o    Write a check against your account balance (See "Check Writing
     Privileges").
o Your investment will continue to earn distributions until your check is presented to the Fund for payment.
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application).
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which the account is registered
     o    Additional form of identification.
o    Redemption proceeds will be:
     o    Mailed to you OR
     o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire").

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TELEPHONE  REDEMPTION  PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $1,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific time (or other time as may be determined), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check, as long as you have a sufficient number of shares to cover the amount of the check.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee may be required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
     o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $1,000, a Fund may ask you to increase your balance. If the account value is still below $1,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.


EXCHANGE PRIVLEDGES

You may exchange Service Shares of a Fund for Service Shares of another Fund.

You may exchange only between identically registered accounts (names(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder priviledges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption priviledges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                HOW TO EXCHANGE

BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account numbers
     o The names of the Funds from which you are selling and into which you are exchanging
     o    The dollar amount or number of shares you want to sell (and exchange).
o Open a new account and complete an account application if you are requesting different shareholder privileges.
o    Mail us your request and documentation.
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application).
o    Provide the following information:
     o    Your account number
     o    Exact name(s) in which account is registered
     o    Additional form of identification.





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OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with "Rule 2a-7" under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

A Portfolio may from time to time take temporary defensive positions in response to adverse market, economic, political or other conditions. For instance, the Portfolios may hold cash in any amount. Each Portfolio may invest in other money market mutual funds that have substantially similar policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Service Shares, each Fund offers Universal Shares, Institutional Shares and Investor Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor by contacting the Transfer Agent. Universal Shares are sold to institutional investors, Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and Investor Shares are sold to retail investors. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares distributions from net investment income daily and pays those distributions monthly. In addition, each Fund pays capital gain distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise tax.

A Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Service Shares of the Funds. Data for Investor Shares of Treasury Cash Fund and Cash Fund and Institutional Shares of Government Cash Fund is included in the table as Service Shares had not commenced operations as of August 31, 1999. Total return in the table represents the rate an investor would have earned on an investment in Investor Shares or Institutional Shares of the applicable Fund (assuming the reinvestment of all distributions). The total return of Service shares would have been lower than that of Investor or Institutional Shares. The information for the fiscal years ended August 31 from 1995 to 1999 has been audited by KPMG LLP. The information for the six months ended February 29, 2000 has not been audited by KPMG LLP. Each Fund's financial statements and the independent auditor's report are included in the Annual Report dated August 31, 1999, which is available upon request, without charge.

As of  February  29,  2000  the net  assets  of  Treasury  Cash  Portfolio  were
$418,856,575, of Government Cash Portfolio were $757,281,681 and of Cash Portfolio were $1,871,539,716.

                                    SELECTED DATA FOR A SINGLE SHARE                        RATIOS/SUPPLEMENTAL DATA
                                -----------------------------------------           -----------------------------------------
                                                                                       Net              Ratios to
                                                                                    Assets at       Average Net Assets
                                Beginning          Distribution  Ending              End of
                                Net Asset    Net     from Net  Net Asset             Period               Net
                                Value Per InvestmentInvestment Value per   Total     (000's      Net   Investment   Gross
                                  Share    Income     Income     Share     Return   Omitted    Expenses  Income    Expenses(a)
TREASURY CASH FUND
     INVESTOR SHARES
Six Months Ended February 29,2000  $1.00     $0.02    $(0.02)    $1.00    2.27%      $205,857  0.85%(b)  4.52%(b)     0.85%(b)
Year Ended August 31
                        1999        1.00      0.04     (0.04)     1.00    4.10%       232,624  0.83%     4.02%        0.89%
                        1998        1.00      0.05     (0.05)     1.00    4.72%        57,957  0.82%     4.62%        0.91%
                        1997        1.00      0.05     (0.05)     1.00    4.58%        30,118  0.83%     4.55%        0.97%
                      1996(c)       1.00      0.04     (0.04)     1.00    4.00%         3,980  0.83%(b)  4.50%(b)     1.33%(b)
GOVERNMENT CASH FUND
     INSTITUTIONAL SHARES
Six Months Ended February 29,2000   1.00      0.02     (0.02)     1.00    2.51%       437,720  0.58%(b)  5.00%(b)     0.58%(b)
Year Ended August 31
                        1999        1.00      0.05     (0.05)     1.00    4.59%       455,239  0.57%     4.50%        0.59%
                        1998        1.00      0.05     (0.05)     1.00    5.22%       443,618  0.57%     5.09%        0.58%
                        1997        1.00      0.05     (0.05)     1.00    5.06%       245,157  0.57%     4.95%        0.57%
                        1996        1.00      0.05     (0.05)     1.00    5.18%       256,244  0.57%     5.06%        0.57%
                        1995        1.00      0.05     (0.05)     1.00    5.46%       186,620  0.54%     5.39%        0.66%
CASH FUND
     INVESTOR SHARES
Six Months Ended February 29,2000   1.00      0.02     (0.02)     1.00    2.46%       580,164  0.84%(b)  4.94%(b)     0.84%(b)
Year Ended August 31
                        1999        1.00      0.04     (0.04)     1.00    4.41%       269,421  0.83%     4.30%        0.85%
                        1998        1.00      0.05     (0.05)     1.00    4.97%       181,754  0.83%     4.86%        0.86%
                        1997        1.00      0.05     (0.05)     1.00    4.81%        76,480  0.83%     4.72%        0.85%
                        1996        1.00      0.05     (0.05)     1.00    4.95%        32,731  0.83%     4.68%        0.96%
                      1995(c)       1.00      0.01     (0.01)     1.00    1.13%         4,665  0.84%(b)  5.32%(b)     3.76%(b)


(a) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

(b)  Annualized.

(c) Investor Shares of Treasury Cash Fund and Cash Fund commenced operations on October 25, 1995 and June 16, 1995, respectively. Institutional Shares of Government Cash Fund commenced operations on July 15, 1993.

MONARCH FUNDS
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION                                           MONARCH FUNDS

            The following documents are available free upon request:                        SERVICE SHARES

                           ANNUAL/SEMI-ANNUAL REPORTS                                          TREASURY
   The Funds will provide annual and semi-annual reports to shareholders that                  CASH FUND
    will provide additional information about each Fund's investments. In the
  Funds' annual report, you will find a discussion of the market conditions and               GOVERNMENT
    investment strategies that significantly affected each Fund's performance                  CASH FUND
                        during its preceding fiscal year.
                                                                                               CASH FUND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about each Fund and is incorporated by reference into this Prospectus.



                              CONTACTING THE FUNDS
 You can get copies of both reports (when available) and the SAI, request other information and discuss your questions about the Funds by contacting:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757
                                 (207) 879-0001


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review a Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.
           You can get copies, for a fee, by e-mail or by writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

 Free copies of the reports (when available) and the SAI are available from the
                 SEC's Internet Web Site at http://www.sec.gov.








                                                                                                Monarch Funds
                                                                                             Two Portland Square
                                                                                            Portland, Maine 04101
                    Investment Company Act File No. 811-6742                                   (800) 754-8757